Cost of revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based compensation	$ 0	$ 470	$ 604
Cost of revenues [Member]
Revenue sharing fees and content costs	1,158,435	812,706	305,647
Bandwidth costs	96,536	120,419	101,957
Payment handling costs	212,655	190,583	94,127
Salary and welfare	116,679	102,330	56,430
Technical service fee	55,874	59,325	43,893
Depreciation and amortization	87,339	61,021	29,480
Share-based compensation	8,089	5,797	5,932
Other costs	45,543	25,965	19,454
Total	$ 1,781,150	$ 1,378,146	$ 656,920